Shareholder Report, Average Annual Return (Details)			1 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	60 Months Ended	120 Months Ended
	Dec. 15, 2023	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000241910
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cantor Fitzgerald Equity Dividend Plus Fund
Average Annual Return, Percent					20.33%		10.86%
C000241909
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Cantor Fitzgerald Equity Dividend Plus Fund
C000246496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Average Annual Return, Percent				11.31%
C000246497
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cantor Fitzgerald International Equity Fund
C000246495
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cantor Fitzgerald International Equity Fund
C000234854
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Cantor Fitzgerald Large Cap Focused Fund
Average Annual Return, Percent					22.84%			16.22%	13.17%
C000234855
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Cantor Fitzgerald Large Cap Focused Fund
C000234853
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Cantor Fitzgerald Large Cap Focused Fund
Without Sales Load [Member] | C000241910
Average Annual Return [Line Items]
Average Annual Return, Percent					27.65%		16.61%
Without Sales Load [Member] | C000241909
Average Annual Return [Line Items]
Average Annual Return, Percent					26.79%			9.68%	7.83%
Without Sales Load [Member] | C000246496
Average Annual Return [Line Items]
Average Annual Return, Percent				18.10%
Without Sales Load [Member] | C000246497
Average Annual Return [Line Items]
Average Annual Return, Percent				18.60%
Without Sales Load [Member] | C000246495
Average Annual Return [Line Items]
Average Annual Return, Percent				18.30%
Without Sales Load [Member] | C000234854
Average Annual Return [Line Items]
Average Annual Return, Percent					30.29%			17.61%	13.84%
Without Sales Load [Member] | C000234855
Average Annual Return [Line Items]
Average Annual Return, Percent					30.70%			18.02%	14.28%
Without Sales Load [Member] | C000234853
Average Annual Return [Line Items]
Average Annual Return, Percent					30.58%			17.92%	14.22%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					27.76%		16.50%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					27.76%			10.69%	9.23%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent				16.80%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent				16.80%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent				16.80%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					42.19%			19.74%	16.52%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					42.19%			19.74%	16.52%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent					42.19%			19.74%	16.52%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					36.35%		23.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					36.35%			15.98%	13.38%